Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000209569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Select 40 Fund (Class R6)
Accumulated Value	$ 10,000		$ 10,819	$ 10,387	$ 10,305	$ 9,522	$ 7,495	$ 10,542	$ 13,696	$ 16,613	$ 22,782	$ 23,476
C000209568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Select 40 Fund (Class R5)
Accumulated Value	10,000		10,769	10,314	10,204	9,413	7,414	10,418	13,555	16,402	22,511	23,197
C000209567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Select 40 Fund (Class Y)
Accumulated Value	10,000		10,797	10,377	10,282	9,484	7,468	10,490	13,618	16,509	22,625	23,301
C000209566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Select 40 Fund (Class R)
Accumulated Value	10,000		10,742	10,263	10,128	9,303	7,288	10,181	13,181	15,867	21,645	22,186
C000209565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Select 40 Fund (Class C) —including sales charge
Accumulated Value	10,000		10,699	10,167	9,986	9,131	7,110	9,867	12,714	15,237	20,845	21,401
C000209570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Select 40 Fund (Class A) —including sales charge
Accumulated Value	9,450		10,176	9,747	9,643	8,882	6,961	9,751	12,663	15,280	20,904	21,459
C000209574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Fund (Class A) —including sales charge
Accumulated Value	9,450		10,230	9,409	9,190	8,208	6,383	8,825	12,197	14,472	21,093	20,785
C000209575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Fund (Class C) —including sales charge
Accumulated Value	10,000		10,753	9,827	9,512	8,438	6,503	8,935	12,244	14,429	21,031	20,733
C000209576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Fund (Class R)
Accumulated Value	10,000		10,799	9,908	9,653	8,595	6,645	9,170	12,648	14,974	21,780	21,387
C000209573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Fund (Class Y)
Accumulated Value	10,000		10,845	10,006	9,793	8,778	6,834	9,465	13,124	15,608	22,813	22,534
C000209571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Fund (Class R5)
Accumulated Value	10,000		10,825	9,957	9,725	8,702	6,770	9,392	13,018	15,489	22,646	22,379
C000209572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Fund (Class R6)
Accumulated Value	10,000		10,868	10,030	9,831	8,804	6,864	9,524	13,187	15,701	22,979	22,726
C000209581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Income Fund (Class R6)
Accumulated Value	10,000		11,208	10,411	10,205	9,823	8,121	11,913	15,798	18,876	24,622	25,494
C000209580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Income Fund (Class R5)
Accumulated Value	10,000		11,174	10,327	10,096	9,703	8,037	11,777	15,612	18,662	24,257	25,110
C000209579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Income Fund (Class Y)
Accumulated Value	10,000		11,196	10,382	10,175	9,792	8,085	11,845	15,695	18,764	24,457	25,301
C000209578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Income Fund (Class R)
Accumulated Value	10,000		11,147	10,276	10,021	9,599	7,899	11,500	15,160	18,032	23,402	24,062
C000209577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Income Fund (Class C) —including sales charge
Accumulated Value	10,000		11,080	10,178	9,878	9,415	7,722	11,182	14,668	17,364	22,592	23,290
C000209582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Income Fund (Class A) —including sales charge
Accumulated Value	9,450		10,559	9,759	9,541	9,169	7,547	11,027	14,597	17,389	22,625	23,315
C000209588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Plus Fund (Class A) —including sales charge
Accumulated Value	9,450		10,376	9,252	8,837	7,599	4,840	7,437	11,256	13,721	21,518	20,697
C000209587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Plus Fund (Class C) —including sales charge
Accumulated Value	10,000		10,906	9,644	9,152	7,800	4,944	7,530	11,298	13,688	21,466	20,660
C000209586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Plus Fund (Class R)
Accumulated Value	10,000		10,954	9,742	9,282	7,951	5,081	7,754	11,707	14,234	22,301	21,378
C000209585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Plus Fund (Class Y)
Accumulated Value	10,000		11,010	9,838	9,424	8,119	5,181	7,980	12,116	14,782	23,286	22,434
C000209584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Plus Fund (Class R5)
Accumulated Value	10,000		10,980	9,790	9,352	8,062	5,144	7,944	12,068	14,733	23,188	22,373
C000209583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco SteelPath MLP Alpha Plus Fund (Class R6)
Accumulated Value	10,000		11,022	9,868	9,456	8,158	5,213	8,066	12,243	14,998	23,644	22,770
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Accumulated Value	$ 10,000		$ 10,928	$ 10,182	$ 10,304	$ 9,170	$ 6,923	$ 9,606	$ 13,665	$ 16,848	$ 22,094	$ 22,877